Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
Intangible assets, estimated useful lives

Descriptions	Useful lives
Software	5 years
Capitalized development cost	5 ~ 10 years
Other intangible assets	5 years or contract periods

Summary of other property and equipment are depreciated on a straight-line basis

Descriptions	Useful lives
Buildings	40 ~ 50 years
Other properties	4 ~ 5 years

Summary of depreciation method and the estimated useful lives

Descriptions	Useful lives	Depreciation method
Buildings	40 ~ 50 years	Straight-line